Restatement of Previously Issued Financial Statements (Tables)	7 Months Ended
Dec. 31, 2020
Restatement of Previously Issued Financial Statements
Schedule of statements of balance sheet

	As Reported
	As Previously
	Restated in 10-K/A
As of August 25, 2020	Amendment No. 1	Adjustment	As Restated
Total assets	$201,823,251		$201,823,251
Total liabilities	$20,374,982		$20,374,982
Class A common stock subject to possible redemption	176,448,260	23,551,740	200,000,000
Preferred stock	—	—	—
Class A common stock	236	(236)	—
Class B common stock	575	—	575
Additional paid-in capital	5,524,476	(5,524,476)	—
Accumulated deficit	(525,278)	(18,027,028)	(18,552,306)
Total stockholders’ equity (deficit)	$5,000,009	$(23,551,740)	$(18,551,731)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$201,823,251	$—	$201,823,251

The impact of the restatement on the audited balance sheet as of December 31, 2020 is presented below:

	As Reported
	As Previously
	Restated in 10-K/A
As of December 31, 2020	Amendment No. 1	Adjustment	As Restated
Total assets	$201,401,935		$201,401,935
Total liabilities	$35,562,903		$35,562,903
Class A common stock subject to possible redemption	160,839,030	39,160,970	200,000,000
Preferred stock	—	—	—
Class A common stock	392	(392)	—
Class B common stock	500	—	500
Additional paid-in capital	21,133,625	(21,133,625)	—
Accumulated deficit	(16,134,515)	(18,026,953)	(34,161,468)
Total stockholders’ equity (deficit)	$5,000,002	$(39,160,970)	$(34,160,968)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$201,401,935	$—	$201,401,935

Schedule of statements of operations

	Earnings Per Share
	As Reported
	As Previously
	Restated in 10-K/A
	Amendment No. 1	Adjustment	As Restated
For the period From June 4, 2020 (Inception) Through December 31, 2020
Net loss	$(16,134,515)	$—	$(16,134,515)
Weighted average shares outstanding – Class A common stock	20,000,000	(6,836,735)	13,163,265
Basic and diluted earnings per share – Class A common stock	$—	$(0.89)	$(0.89)
Weighted average shares outstanding – Class B common stock	5,000,000	—	5,000,000
Basic and diluted earnings per share – Class B common stock	$(3.23)	$2.34	$(0.89)

Schedule of statements of cash flows

	As Reported
	As Previously
	Restated in 10-K/A
	Amendment No. 1	Adjustment	As Restated
Cash Flow from Operating Activities	$(524,673)	$—	$(524,673)
Cash Flows used in Investing Activities	$(200,000,000)	$—	$(200,000,000)
Cash Flows provided by Financing Activities	$201,564,157	$—	$201,564,157
Supplemental Disclosure of Noncash Financing Activities:
Forfeiture of Class B common stock	$75	$—	$75
Offering costs included in accrued expenses	$85,000	$—	$85,000
Deferred underwriting commissions in connection with the initial public offering	$7,000,000	$—	$7,000,000
Initial value of Class A common stock subject to possible redemption	$176,448,260	$(176,448,260)	$—
Change in value of Class A common stock subject to possible redemption	$(15,609,230)	$15,609,230	$—